SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Summary Of Significant Accounting Policies Details Narrative
Management fee rate (percent)	1.50%	1.50%
Breakup-fee fee paid for ResCap bankruptcy	$ 8,400
Restricted cash related to financing of servicer advances		$ 33,338	[1]

[1]	Represents our historical consolidated balance sheet at December 31, 2013.